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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04933
                                   -----------


                      COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  P.O. BOX 1192, RICHMOND, VIRGINIA, 23209-1192
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


         ARTHUR E. ANDERSON II, ONE JAMES CENTER, 901 EAST CARY STREET,
                            RICHMOND, VIRGINIA 23219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 338-3383
                                                    ----------------


Date of fiscal year end:  6/30/04
                         ---------


Date of reporting period:  QUARTER ENDED 9/30/04
                          -----------------------


      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
(Unaudited)

    Face
   Amount                                                                                                 Value
    (000)                                                                                                 (000)
-------------------------------------------------------------------------------------------------------------------
               BANKERS' ACCEPTANCES (0.63%)
-------------------------------------------------------------------------------------------------------------------
               Rabobank (NY)
  $ 2,000,000          1.81%         1/5/05 ..........................................................  $1,990,453
-------------------------------------------------------------------------------------------------------------------
    2,000,000  Total Bankers' Acceptances (Amortized Cost $1,990,453)                                    1,990,453
-------------------------------------------------------------------------------------------------------------------
               CERTIFICATES OF DEPOSIT (14.18%)
-------------------------------------------------------------------------------------------------------------------
               Barclays (NY)
   15,000,000          1.71%       10/14/04 ..........................................................  15,000,000
               CS First Boston
   15,000,000          1.63%       10/25/04 ..........................................................  15,000,050
               Royal Bank of Scotland
   15,000,000          1.77%       10/25/04 ..........................................................  14,998,529
-------------------------------------------------------------------------------------------------------------------
   45,000,000  Total Certificates of Deposit  (Amortized Cost $44,998,579)                              44,998,579
-------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED COMMERCIAL PAPER (11.03%)
-------------------------------------------------------------------------------------------------------------------
               Edison Asset Securitization
   15,000,000          1.65%        10/7/04 ..........................................................  14,995,875
               Sheffield Receivable Corp.
   10,000,000          1.71%       10/13/04 ..........................................................   9,994,300
               Yorktown Capital LLC
   10,000,000          1.61%        10/1/04 ..........................................................  10,000,000
-------------------------------------------------------------------------------------------------------------------
   35,000,000  Total Asset-Backed Commercial Paper (Amortized Cost $34,990,175)                         34,990,175
-------------------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (11.18%)
-------------------------------------------------------------------------------------------------------------------
               CitiGroup
   14,000,000          1.77%       10/26/04 ..........................................................  13,982,792
               General Electric Capital Corp.
   11,500,000          1.77%       10/25/04 ..........................................................  11,486,430
               Morgan Stanley
   10,000,000         *1.86%        1/28/05 ..........................................................  10,000,000
-------------------------------------------------------------------------------------------------------------------
   35,500,000  Total Commercial Paper (Amortized Cost  $35,469,222)                                     35,469,222
-------------------------------------------------------------------------------------------------------------------
               CORPORATE NOTES (1.66%)
-------------------------------------------------------------------------------------------------------------------
               Citigroup, Inc.
    1,035,000          2.16%        6/15/05 ..........................................................   1,064,225
               General Electric Capital Corp.
    1,284,000          1.64%        1/28/05 ..........................................................   2,303,160
    1,855,000          2.38%        6/15/05 ..........................................................   1,913,697
-------------------------------------------------------------------------------------------------------------------
    4,174,000  Total Corporate Notes (Amortized Cost $5,281,082)                                         5,281,082
-------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS (51.75%)
-------------------------------------------------------------------------------------------------------------------
               Federal Home Loan Bank Notes (Callable)
    5,000,000          1.45%         4/1/05 ..........................................................   4,998,713
    6,000,000          1.30%        4/11/05 ..........................................................   6,000,000
    5,000,000          2.08%        6/22/05 ..........................................................   5,000,000
               Federal Home Loan Bank Notes
    4,325,000          1.24%        2/15/05 ..........................................................   4,369,170
               Federal Home Loan Mortgage Corporation Discount Notes
   24,540,000          1.73%       10/18/04 ..........................................................  24,519,952
   16,020,000          1.72%       10/26/04 ..........................................................  16,000,889
      525,000          1.24%        2/23/05 ..........................................................     522,420

               Federal National Mortgage Association Discount Notes
   11,000,000          1.76%        11/5/04 ..........................................................  10,981,178
   14,677,000          2.20%        7/22/05 ..........................................................  14,419,237
               Federal National Mortgage Association Floating Rate Notes
   25,000,000          1.30%         5/3/05 ..........................................................  24,995,157
               Federal National Mortgage Association Mortgage-Backed Security Discount Notes
   25,000,000         *1.64%        11/1/04 ..........................................................  24,964,910
               Federal National Mortgage Association Notes (Callable)
    5,000,000          1.40%        3/29/05 ..........................................................   5,000,000
    7,500,000          1.27%        4/25/05 ..........................................................   7,500,000
    5,000,000          1.65%        5/16/05 ..........................................................   5,000,000
               Federal National Mortgage Association Separately Traded Registered
                  Interest and Principal Securities
    5,423,000          1.67%       11/15/04 ..........................................................   5,412,016
      945,000          1.45%       12/15/04 ..........................................................     942,221
    3,625,000          2.08%        5/15/05 ..........................................................   3,579,027
-------------------------------------------------------------------------------------------------------------------
               Total U.S. Government and Agency Obligations (Amortized Cost
  164,580,000     $164,204,890)                                                                        164,204,890
-------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (9.46%)
-------------------------------------------------------------------------------------------------------------------
               Goldman Sachs
   30,000,000          1.80%        10/6/04 ..........................................................  30,000,000
                       (Dated 9/29/04, repurchase price $30,010,500, Collateralized by
                       Federal Home Loan Mortgage Corporation certificates, 6%,
                       maturing 2/1/33, market value $30,600,155)
-------------------------------------------------------------------------------------------------------------------
   30,000,000  Total Repurchase Agreements (Amortized Cost $30,000,000)                                 30,000,000
-------------------------------------------------------------------------------------------------------------------
 $316,254,000  TOTAL INVESTMENTS (99.89%) (AMORTIZED COST $316,934,401)                                316,934,401
-------------------------------------------------------------------------------------------------------------------
               OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.11%)                                         345,389
               ----------------------------------------------------------------------------------------------------
               NET ASSETS (100%)                                                                     $ 317,279,790
-------------------------------------------------------------------------------------------------------------------

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
(Unaudited)

    Face
   Amount                                                                                                 Value
    (000)                                                                                                 (000)
-------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS (99.97%)
-------------------------------------------------------------------------------------------------------------------
               Federal Home Loan Bank Discount Notes
 $ 17,340,000          1.73%       10/20/04 .......................................................... $17,324,168
               Federal Home Loan Mortgage Corporation Discount Notes
    9,180,000          1.74%       10/12/04 ..........................................................   9,175,119
    8,755,000          1.08%       11/15/04 ..........................................................   8,743,294
               Federal National Mortgage Association Notes
    2,200,000          1.24%        2/15/05 ..........................................................   2,247,913
               Federal National Mortgage Association Discount Notes
   19,400,000          1.76%        11/5/04 ..........................................................  19,366,804
-------------------------------------------------------------------------------------------------------------------
   56,875,000  Total U.S. Government and Agency Obligations (Amortized Cost
                  $56,857,298)                                                                          56,857,298
-------------------------------------------------------------------------------------------------------------------
 $ 56,875,000  TOTAL INVESTMENTS (99.97%) (AMORTIZED COST $56,857,298)                                  56,857,298
-------------------------------------------------------------------------------------------------------------------
               OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.03%)                                          14,303
               ----------------------------------------------------------------------------------------------------
               NET ASSETS (100%)                                                                       $56,871,601
-------------------------------------------------------------------------------------------------------------------

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
SNAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
(Unaudited)

    Face
   Amount                                                                                                 Value
    (000)                                                                                                 (000)
-------------------------------------------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT (20.86%)
-------------------------------------------------------------------------------------------------------------------
                   Barclays (NY)
   $ 75,000,000        1.77%       10/21/04 ........................................................... 75,000,000
                 BNP Parias (NY)
     50,000,000        1.55%       10/22/04 ........................................................... 49,999,973
                 Branch Banking & TRU
     50,000,000        1.60%        1/24/05 ........................................................... 50,000,000
                 Deutsche Bank
     25,000,000        1.53%         5/6/05 ........................................................... 25,000,000
                 Royal Bank of Scotland
     85,000,000        1.77%       10/25/04 ........................................................... 84,991,662
                 Societe Generale (NY)
     50,000,000        1.52%        10/1/04 ........................................................... 50,000,000
                 UBS AG Stamford
     40,000,000        1.47%        10/6/04 ........................................................... 40,000,276
-------------------------------------------------------------------------------------------------------------------
    375,000,000  Total Certificates of Deposit  (Amortized Cost $374,991,911)                          374,991,911
-------------------------------------------------------------------------------------------------------------------
                 ASSET-BACKED COMMERCIAL PAPER (8.09%)
-------------------------------------------------------------------------------------------------------------------
                 Sheffield Receivable Corp.
     20,456,000        1.78%        10/5/04 ........................................................... 20,451,954
     50,000,000        1.78%        10/6/04 ........................................................... 49,987,639
                 Yorktown Capital LLC
     75,000,000        1.77%       10/18/04 ........................................................... 74,937,313
-------------------------------------------------------------------------------------------------------------------
    145,456,000  Total Asset-Backed Commercial Paper (Amortized Cost $145,376,906)                     145,376,906
-------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER (21.35%)
-------------------------------------------------------------------------------------------------------------------
                 Bear Stearns Co.
     75,000,000        1.77%       10/22/04 ........................................................... 74,922,563
                 CitiGroup
     75,000,000        1.76%        10/8/04 ........................................................... 74,974,333
                 CS First Boston
     75,000,000        1.77%       10/21/04 ........................................................... 74,926,250
                 Dexia Delaware LLC
     40,000,000        1.78%       10/28/04 ........................................................... 39,946,600
                 Morgan Stanley
     75,000,000        1.77%       10/12/04 ........................................................... 74,959,437
                 Scaldis Capital
     20,000,000        1.72%       10/15/04 ........................................................... 19,986,622
                 Sigma Financial, Inc.
     24,000,000        1.65%       10/26/04 ........................................................... 23,972,500
-------------------------------------------------------------------------------------------------------------------
    384,000,000  Total Commercial Paper (Amortized Cost  $383,688,305)                                 383,688,305
-------------------------------------------------------------------------------------------------------------------
                 CORPORATE NOTES (9.18%)
-------------------------------------------------------------------------------------------------------------------
                 AARP
     15,000,000        1.25%         5/1/31 ........................................................... 15,000,000
                 Bank of America
     50,000,000        1.44%        10/4/04 ........................................................... 50,000,000
                 Liberty Lighthouse
     50,000,000        1.41%         3/3/05 ........................................................... 49,996,856

    Face
   Amount                                                                                                 Value
    (000)                                                                                                 (000)
-------------------------------------------------------------------------------------------------------------------
                 Wells Fargo Financial, Inc.
     50,000,000       *1.23%       12/13/04 ........................................................... 50,000,000
-------------------------------------------------------------------------------------------------------------------
    165,000,000  Total Corporate Notes (Amortized Cost  $164,996,856)                                  164,996,856
-------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS (42.72%)
-------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Bank Notes (Callable)
     25,000,000        2.04%        6/14/05 ........................................................... 25,000,000
     15,000,000        2.22%         8/9/05 ........................................................... 15,000,000
                 Federal Home Loan Mortgage Corporation Discount Notes
      7,400,000        1.75%        10/7/04 ...........................................................  7,397,842
     25,000,000        2.11%        6/30/05 ........................................................... 24,607,111
     32,988,000        2.19%        8/23/05 ........................................................... 32,347,236
     50,000,000        2.23%        9/20/05 ........................................................... 48,925,708
                 Federal Home Loan Mortgage Corporation Notes
     45,000,000        1.52%       12/24/04 ........................................................... 45,000,000
                 Federal National Mortgage Association Discount Notes
    321,260,000        1.74%        11/8/04 ...........................................................320,671,716
                 Federal National Mortgage Association Floating Rate Notes
     50,000,000       *1.57%       10/21/04 ........................................................... 49,966,013
                 Federal National Mortgage Association Mortgage-Backed Security Discount Notes
    100,000,000        1.95%         1/3/05 ........................................................... 99,493,444
    100,000,000        2.01%         1/3/05 ........................................................... 99,477,778
-------------------------------------------------------------------------------------------------------------------
    771,648,000  Total U.S. Government & Agency Obligations (Amortized Cost $767,886,848)              767,886,848
-------------------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS (6.95%)
-------------------------------------------------------------------------------------------------------------------
                 Goldman Sachs
    125,000,000        1.87%        10/1/04 ...........................................................125,000,000
                       (Dated 9/30/04, repurchase price $125,006,493, Collateralized by Federal National Mortgage Association certificates, 5%, maturing 3/1/34, market value $127,500,247)
-------------------------------------------------------------------------------------------------------------------
    125,000,000  Total Repurchase Agreements (Amortized Cost $125,000,000)                             125,000,000
-------------------------------------------------------------------------------------------------------------------
 $1,966,104,000  TOTAL INVESTMENTS (109.15%) (AMORTIZED COST $1,961,940,826)                         1,961,940,826
-------------------------------------------------------------------------------------------------------------------
                 OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-9.15%)                                 (164,454,661)
                 --------------------------------------------------------------------------------------------------
                 NET ASSETS (100.0%)                                                                $1,797,486,165
-------------------------------------------------------------------------------------------------------------------

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-3(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL (AS DEFINED IN RULE 3A-3(D) UNDER THE 1940 ACT) OVER FINANCIAL REPORTING THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 3. EXHIBITS.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Commonwealth Cash Reserve Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                           Jeffrey A. Laine, President
Date   11/29/2004
     -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                           Jeffrey A. Laine, President

Date   11/29/2004
      ------------


By (Signature and Title)*  /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                           Jeffrey A. Laine, Treasurer

Date   11/29/2004
      ------------


* Print the name and title of each signing officer under his or her signature.